List of Material Subsidiaries - Schedule of List of Material Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Make My Trip Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MakeMyTrip Inc.	MakeMyTrip Inc.
Place of Incorporation	Delaware, USA	Delaware, USA
Ownership interest	100.00%	100.00%
MakeMyTrip (India) Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MakeMyTrip (India) Private Limited	MakeMyTrip (India) Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Ibibo Group Holdings (Singapore) Pte. Ltd. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Ibibo Group Holdings (Singapore) Pte. Ltd.	Ibibo Group Holdings (Singapore) Pte. Ltd.
Place of Incorporation	Singapore	Singapore
Ownership interest	100.00%	100.00%
Ibibo Group Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Ibibo Group Private Limited	Ibibo Group Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Bitla Software Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Bitla Software Private Limited	Bitla Software Private Limited
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Quest 2 Travel.com India Private Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Quest2Travel.com India Private Limited
Place of Incorporation	India
Ownership interest	51.00%